Net Income (Loss) per Share Attributable to Common Stockholders (Tables)	9 Months Ended	12 Months Ended
	Feb. 29, 2024	Dec. 31, 2023
Net Income (Loss) per Share Attributable to Common Stockholders [Abstract]
Schedule of Basic and Diluted Loss per Share	The following outlines the Company’s basic and diluted loss per share for the three and nine months ended February 29, 2024 and February 28, 2023 (000’s, except share amounts):
	Three Months Ended		Nine Months Ended
	February 29, 2024	February 28, 2023	February 29, 2024	February 28, 2023
Net Income (loss)	$(5,306)	$(269)	$(6,463)	$(803)
Basic weighted-average common shares outstanding	11,698,789	6,306,496	8,075,238	6,142,893
Basic and diluted net income (loss) per common share	$(0.45)	$(0.04)	$(0.80)	$(0.13)
The following table reflects the calculation of basic and diluted net income (loss) per share:
	For the year ended December 31, 2023		For the period from March 11, 2022 (inception) through December 31, 2022
	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per share:
Numerator:
Net income (loss)	$5,889,800	$2,724,802	$—	$(8,687)
Denominator:
Weighted Average Ordinary Shares	10,668,603	4,935,622	—	2,850,155
Basic and diluted net income (loss) per ordinary shares	$0.55	$0.55	$—	$(0.00)